Summary of Significant Accounting Policies - Schedule of basic and diluted net income per share (Parentheticals) (Details) - $ / shares	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.06	$ 0.3
Common stock subject to possible redemption [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	0.06	0.3
Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.06	$ 0.3